Impairment testing - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	€ 1,869	€ (19,071)
Manufacturing and laboratory equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	€ 1,869	(14,618)
COVID VLA2001
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		14,800
COVID VLA2001 | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		1,900
COVID VLA2001 | Manufacturing and laboratory equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		11,900
COVID VLA2001 | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		1,000
DUKORAL
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		8,300
DUKORAL | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		2,500
DUKORAL | Manufacturing and laboratory equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		2,700
DUKORAL | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		€ 3,200